ALLSTATE LIFE INSURANCE COMPANY

FINANCIAL LAW AND REGULATION DEPARTMENT

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

DIRECT DIAL: 847-402-6461

FACSIMILE: 847-402-3781

Bruce A. Teichner

Associate Counsel

March 20, 2006

BY EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Allstate Life Insurance Company ("Allstate")
Allstate Financial Advisors Separate Account I ("Registrant")
Post-Effective Amendment No. 10 to Form N-4 Registration Statement
under the Securities Act and Amendment No. 63 under the
Investment Company Act of 1940
(File Nos. 333-114562 and 811-09327; CIK No. 0001085612)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of post-effective amendment no. 10 ("Amendment") to the above-referenced registration statement ("Registration Statement") under the Securities Act of 1933 ("Securities Act"). The Amendment also constitutes amendment no. 63 to the Registration Statement under the Investment Company Act.

To facilitate the Commission staff's consideration of the Amendment, we set forth the information below.

A. Purpose of Amendment

Registrant is filing the Amendment for the sole purpose of designating a new effective date for post-effective amendment no. 9 to the Registration Statement filed on January 20, 2006. The new effective date is April 19, 2006. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted therein.

We are filing the Amendment pursuant to Rule 485(b) under the Securities Act. In that connection, we represent that the Amendment does not contain disclosure that would render it ineligible to become effective under that Rule.

B. Procedural Matters

Registrant intends to file another post-effective amendment on or before April 18, 2006 pursuant to Rule 485(b) under the Securities Act, (1) to incorporate Registrant's responses to the Commission staff's comments on the Amendment, (2) to generally update the prospectuses contained in the Registration Statement, and (3) to the extent permitted, to add disclosure related to the Withdrawal Benefit Options to certain prospectuses as described in Registrant's Rule 485(b)(1)(vii) request dated February 7, 2006.

C. Timetable for Effectiveness

As noted on the facing sheet of the Registration Statement, the Amendment will become effective automatically pursuant to Rule 485(b) on April 19, 2006.

----------------------------------

Please direct any question or comment to me at the phone number above or to Christopher S. Petito, Esq. (202/986-8283) at LeBoeuf, Lamb, Green & MacRae LLP. Thank you.

Sincerely,

/s/ Bruce A. Teichner
------------------------------
Bruce A. Teichner

cc:	Alison White, Esq.
Securities and Exchange Commission

(w/enc. via email)

Christopher S. Petito, Esq.
LeBoeuf, Lamb, Green & MacRae LLP

Enclosure